As filed with the Securities and Exchange Commission on August 25, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2019 – June 30, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

ACUITAS US MICROCAP FUND
ANNUAL REPORT
June 30, 2020
Beginning on January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting the Fund at (844) 805-5628, acuitas.ta@apexfs.com, or by contacting your financial intermediary directly.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at (844) 805-5628,
acuitas.ta@apexfs.com, or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to all of the Acuitas Funds.

TABLE OF CONTENTS
A Message to Our Shareholders (Unaudited) 2
Performance Chart and Analysis (Unaudited) 4
Schedule of Investments 5
Statement of Assets and Liabilities 8
Statement of Operations 9
Statements of Changes in Net Assets 10
Financial Highlights 11
Notes to Financial Statements 12
Report of Independent Registered Public Accounting Firm 16
Additional Information (Unaudited) 17

ACUITAS US MICROCAP FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
June 30, 2020

Dear Shareholders:
As of June 30, 2020, the Acuitas U.S. Microcap Fund’s (the “Fund”) net asset value was $8.76 per share with total net assets at $40.5 million. Calendar year-to-date, the Fund returned -20.51%, compared to -11.21% for the Russell Microcap Index (the
“Benchmark”). This represents -9.30% of underperformance vs. the Benchmark so far in 2020. Since the July 18, 2014 inception, the Fund has returned an annualized 3.30%, underperforming the Benchmark return of 4.51% by -121 basis points over the same time period. For the most recent month-end performance, please call (844) 805-5628 .
Performance data quoted represents past performance, which does not guarantee future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost; and the current performance may be lower or higher than the performance data quoted.
The Acuitas U.S. Microcap Fund uses a multi-manager structure to invest in publicly traded domestic microcap companies. We tend to think of microcaps as stocks with market caps of $1 billion or less. The Fund invests in equity securities and does not use derivative instruments.
With the recent rapid recovery of U.S. equities after the large decline experienced in the first quarter, valuations within the broader market and especially large cap are looking substantially less attractive. However, in spite of microcap’s outperformance over the broad market during the second quarter of 2020, microcap continues to look undervalued and extremely cheap relative to its own history. The earnings picture is decidedly unclear as many companies have suspended guidance given the current environment.
Economic growth has been dramatically impacted with the most visible shock to the service sectors impacted by quarantines.
Consumer sentiment also fell to its lowest level since 2012 and unemployment remains at historically high levels. There are some positive signals for the economy as retail sales have been strong for May and June and June manufacturing data was better than expected, but it will be a challenging path forward. Despite the market’s rapid recovery, we believe there is a dramatic disconnect as large stocks have recovered to pre-crisis levels despite economic impact that is likely to be longer lived. Smaller stocks are still below pre-COVID levels.
From a sector standpoint, the biggest contributors to the Fund over the last 12 months were financial services and technology. The financial services underweight had the most notable positive impact while stock selection within technology also positively impacted performance. Stock selection within health care was a drag on performance and detracted from the Fund’s relative performance versus the Index. Within health care, leading stocks were concentrated in companies with negative earnings. The Fund’s significant underweight to health care also detracted from performance over the last 12 months.
As of June 30, 2020 , the Fund’s sector allocation, as a percentage of common stock, were:
Acuitas US Microcap Fund Russell Microcap® Index
Health Care 23.1% 28.0%
Technology 18.2% 11.8%
Producer Durables 15.8% 10.7%
Financial Services 15.7% 26.2%
Consumer Discretionary 11.4% 11.7%
Materials and Processing 10.2% 4.4%
Energy 2.9% 2.8%
Consumer Staples 2.2% 2.4%
Utilities 0.5% 2.0%

ACUITAS US MICROCAP FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
June 30, 2020

As of June 30, 2020 , the 10 largest positions in the Fund, as a percentage of common stock, were:
With coronavirus cases in the U.S. hitting record highs nearly every day, a swift return to normal seems unlikely. While the past two months have seen early signs of economic recovery, growth is likely to stall going forward. Economic activity will be severely impacted by the quarantine from COVID-19 and until we see more effective therapies, a vaccine or some measure of herd immunity the timeline for economic recovery remains uncertain. Although equity markets have quickly reversed lows and paint a rosy outlook, widespread uncertainty remains. The path ahead for markets is less clear, especially with the November 2020 election coming into view. As predicted, we have seen microcap lead cap tiers out of the bear market, and while we are happy to see smaller stocks recoup some of their losses, we are heartened to see that microcap appears to remain undervalued compared to the broad market and the stocks within microcap that led were primarily non-earners. As painful as downturns can be, we are excited for the investment opportunity present and hopeful for the shift in market leadership that can emerge during times of crisis. While we welcome rising markets, the speed of the recovery makes us nervous and we look forward to the market aligning more with our strengths. An optimal environment for Acuitas on a relative basis would include a market that rewards quality, shows some volatility and generates flat to down returns. Regardless of the environment, we look forward to a longer period of time where fundamentals are rewarded and there is greater differentiation between active investment managers as we think this will help drive the relative returns of our Fund.
We thank you for your continued support.
Best Regards,
Christopher Tessin
IMPORTANT RISKS AND DISCLOSURE:
Equity stocks of microcap companies carry greater risk, and more volatility than equity stocks of larger, more established companies.
There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including potential loss of principal.
The views in this report were those of the Fund managers as of June 30, 2020 and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding their investment in the US
Microcap Fund and do not constitute investment advice. This letter may contain discussions about certain investments both held and not held in the portfolio. All current and future holdings are subject to risk and to change.
Name Weight
Avid Bioservices, Inc. 1.7%
UFP Technologies, Inc. 1.6%
STAAR Surgical Co. 1.6%
SIGA Technologies, Inc. 1.6%
Argan, Inc. 1.5%
Winmark Corp. 1.5%
IES Holdings, Inc. 1.5%
Columbus McKinnon Corp. 1.3%
The Hackett Group, Inc. 1.3%
QAD Inc., Class A 1.2%

ACUITAS US MICROCAP FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
June 30, 2020

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in Acuitas US Microcap Fund (the “Fund”) compared with the performance of the benchmark, Russell Microcap® Index (“Russell Microcap”), since inception.
The Russell Microcap is an unmanaged index that measures the performance of the microcap segment of the US equity market, which consists of the smallest 1,000 securities in the Russell 2000® Index and the next 1,000 smallest eligible securities by market capitalization. The total return of the Russell Microcap includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Russell Microcap does not include expenses. The Fund is professionally managed, while the Russell Microcap is unmanaged and is not available for investment.
Comparison of Change in Value of a $100,000 Investment
Acuitas US Microcap Fund vs. Russell Microcap Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the
Fund’s prospectus, the annual operating expense ratios (gross) for Institutional and Investor Shares are 1.72% and 1.97%, respectively. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.50%
and 1.75% for Institutional and Investor Shares, respectively, through November 1, 2021 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the adviser pursuant to the
Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual
Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. Shares redeemed or exchanged within 60 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (844) 805-5628.
Average Annual Total Returns
Periods Ended June 30, 2020 One Year Three Year Five Year
Since Inception
07/18/14
Acuitas US Microcap Fund -12.75% -2.73% 1.49% 3.30%
Russell Microcap® Index -4.77% 0.85% 2.86% 4.51%

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2020

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 96.7%
Communications - 0.7%
44,110 Magnite, Inc.
(a)
$ 294,214
Consumer Discretionary - 10.9%
14,675 Aspen Group, Inc.
(a)
132,809
14,397 BJ's Restaurants, Inc. 301,473
6,489 Carriage Services, Inc. 117,581
5,200 elf Beauty, Inc.
(a)
99,164
10,993 Fluent, Inc.
(a)
19,568
18,800 Green Brick Partners, Inc.
(a)
222,780
5,200 Huami Corp., ADR
(a)
64,272
37,052 Interface, Inc. 301,603
2,506 Kura Sushi USA, Inc., Class A
(a)
35,786
11,700 Liquidity Services, Inc.
(a)
69,732
2,300 M/I Homes, Inc.
(a)
79,212
1,300 Malibu Boats, Inc., Class A
(a)
67,535
3,100 MarineMax, Inc.
(a)
69,409
10,570 Motorcar Parts of America, Inc.
(a)
186,772
4,316 Purple Innovation, Inc.
(a)
77,688
6,173 QuinStreet, Inc.
(a)
64,570
5,400 Rite Aid Corp.
(a)
92,124
27,240 Rosetta Stone, Inc.
(a)
459,266
3,795 Sonic Automotive, Inc. 121,098
14,721 Sportsman's Warehouse Holdings, Inc.
(a)
209,774
8,265 The Children's Place, Inc. 309,276
57,185 Tilly's, Inc., Class A
(a)
324,239
11,753 Universal Technical Institute, Inc.
(a)
81,683
7,900 US Auto Parts Network, Inc.
(a)
68,414
7,200 Vista Outdoor, Inc.
(a)
104,040
3,532 Winmark Corp. 604,820
39,230 ZAGG, Inc.
(a)
123,182
4,407,870
Consumer Staples - 0.9%
1,600 Ingles Markets, Inc., Class A 68,912
900 John B Sanfilippo & Son, Inc. 76,797
3,000 Seneca Foods Corp., Class A
(a)
101,430
5,300 SpartanNash Co. 112,625
359,764
Energy - 2.8%
9,590 Bonanza Creek Energy, Inc.
(a)
142,124
1,890 DMC Global, Inc. 52,164
19,430 Geospace Technologies Corp.
(a)
146,113
31,129 Natural Gas Services Group, Inc.
(a)
195,179
33,450 Newpark Resources, Inc.
(a)
74,593
13,000 Oil States International, Inc.
(a)
61,750
34,580 Par Pacific Holdings, Inc.
(a)
310,874
830 Stabilis Energy, Inc.
(a)
1,760
22,000 SunCoke Energy, Inc. 65,120
3,829 Trecora Resources
(a)
24,008
51,267 VAALCO Energy, Inc.
(a)
63,571
1,137,256
Financial Services - 15.4%
11,300 B Riley Financial, Inc. 245,888
8,430 Benefytt Technologies, Inc.
(a)
172,478
15,950 Bryn Mawr Bank Corp. 441,177
5,400 Central Valley Community Bancorp 83,106
5,600 ConnectOne Bancorp, Inc. 90,272
43,062 CorePoint Lodging, Inc. REIT 181,291
20,488 Customers Bancorp, Inc.
(a)
246,266
4,140 Encore Capital Group, Inc.
(a)
141,505
7,860 Enova International, Inc.
(a)
116,878
5,200 Enterprise Financial Services Corp. 161,824
6,900 Financial Institutions, Inc. 128,409
10,000 First Foundation, Inc. 163,400
Shares Security Description Value
Financial Services - 15.4% (continued)
8,900 First Internet Bancorp $ 147,918
8,500 Forterra, Inc.
(a)
94,860
16,500 Global Medical REIT, Inc. 186,945
39,704 Great Elm Capital Corp. 169,139
4,700 HomeStreet, Inc. 115,667
10,250 Horizon Bancorp, Inc. 109,573
2,900 I3 Verticals, Inc., Class A
(a)
87,725
3,042 James River Group Holdings, Ltd. 136,890
8,100 Kearny Financial Corp. 66,258
11,700 Lakeland Bancorp, Inc. 133,731
10,700 Luther Burbank Corp. 107,000
3,640 Marlin Business Services Corp. 30,794
29,480 Medallion Financial Corp.
(a)
78,122
12,283 NMI Holdings, Inc., Class A
(a)
197,511
15,570 Northrim BanCorp, Inc. 391,430
13,200 OP Bancorp 91,080
3,988 Plymouth Industrial REIT, Inc. 51,046
7,087 Premier Financial Bancorp, Inc. 90,855
10,200 Premier Financial Corp. 180,234
8,900 RBB Bancorp 121,485
9,417 Redwood Trust, Inc. REIT 65,919
5,116 Regional Management Corp.
(a)
90,604
5,620 Stewart Information Services Corp. 182,706
3,900 Stock Yards Bancorp, Inc. 156,780
6,300 The Bancorp, Inc.
(a)
61,740
8,300 The First of Long Island Corp. 135,622
11,850 TriState Capital Holdings, Inc.
(a)
186,164
8,390 Veritex Holdings, Inc. 148,503
1,900 Virtus Investment Partners, Inc. 220,951
4,400 Washington Trust Bancorp, Inc. 144,100
5,200 West BanCorp, Inc. 90,948
6,244,794
Health Care - 22.4%
8,047 Aerie Pharmaceuticals, Inc.
(a)
118,774
1,240 Aldeyra Therapeutics, Inc.
(a)
5,171
875 Alphatec Holdings, Inc.
(a)
4,112
7,500 AngioDynamics, Inc.
(a)
76,275
2,500 Anika Therapeutics, Inc.
(a)
94,325
7,376 AtriCure, Inc.
(a)
331,551
107,283 Avid Bioservices, Inc.
(a)
704,313
4,200 Avrobio, Inc.
(a)
73,290
17,100 BioCryst Pharmaceuticals, Inc.
(a)
81,481
41,600 BioDelivery Sciences International, Inc.
(a)
181,376
23,614 BioLife Solutions, Inc.
(a)
386,089
1,700 BioSpecifics Technologies Corp.
(a)
104,176
4,566 Castle Biosciences, Inc.
(a)
172,092
29,800 Catalyst Pharmaceuticals, Inc.
(a)
137,676
12,300 Champions Oncology, Inc.
(a)
117,588
32,061 ChromaDex Corp.
(a)
147,160
7,700 Collegium Pharmaceutical, Inc.
(a)
134,750
18,700 Community Health Systems, Inc.
(a)
56,287
2,700 Computer Programs and Systems, Inc. 61,533
3,600 Cue Biopharma, Inc.
(a)
88,236
24,100 Cymabay Therapeutics, Inc.
(a)
84,109
16,080 CytoSorbents Corp.
(a)
159,192
2,533 Esperion Therapeutics, Inc.
(a)
129,968
17,947 Evolent Health, Inc., Class A
(a)
127,783
18,539 Fennec Pharmaceuticals, Inc.
(a)
154,801
10,969 Flexion Therapeutics, Inc.
(a)
144,242
3,800 Fulgent Genetics, Inc.
(a)
60,800
4,700 GenMark Diagnostics, Inc.
(a)
69,137
30,000 GlycoMimetics, Inc.
(a)
112,800
27,100 Harvard Bioscience, Inc.
(a)
84,010

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2020

See Notes to Financial Statements.
Shares Security Description Value
Health Care - 22.4% (continued)
12,359 IntriCon Corp.
(a)
$ 167,094
21,800 Kadmon Holdings, Inc.
(a)
111,616
5,000 Kala Pharmaceuticals, Inc.
(a)
52,550
6,596 Karyopharm Therapeutics, Inc.
(a)
124,928
3,700 Kura Oncology, Inc.
(a)
60,310
24,100 MEI Pharma, Inc.
(a)
99,533
3,700 Meridian Bioscience, Inc.
(a)
86,173
53,018 MiMedx Group, Inc.
(a)
286,297
21,447 Misonix, Inc.
(a)
291,036
7,000 Molecular Templates, Inc.
(a)
96,530
8,170 Myriad Genetics, Inc.
(a)
92,648
6,600 OraSure Technologies, Inc.
(a)
76,758
11,934 Organogenesis Holdings, Inc.
(a)
45,827
4,658 OrthoPediatrics Corp.
(a)
203,834
8,900 Owens & Minor, Inc. 67,818
11,000 Pfenex, Inc.
(a)
91,850
6,000 Provention Bio, Inc.
(a)
84,660
2,558 Psychemedics Corp. 14,069
5,728 Quanterix Corp.
(a)
156,890
30,352 Quotient, Ltd.
(a)
224,605
3,688 R1 RCM, Inc.
(a)
41,121
5,300 RadNet, Inc.
(a)
84,111
2,146 SeaSpine Holdings Corp.
(a)
22,469
106,010 SIGA Technologies, Inc.
(a)
626,519
10,210 STAAR Surgical Co.
(a)
628,323
7,000 Triple-S Management Corp., Class B
(a)
133,140
7,500 Vanda Pharmaceuticals, Inc.
(a)
85,800
1,500 Vapotherm, Inc.
(a)
61,485
7,494 Veracyte, Inc.
(a)
194,095
11,590 Vericel Corp.
(a)
160,174
8,400 X4 Pharmaceuticals, Inc.
(a)
78,288
11,551 Xenon Pharmaceuticals, Inc.
(a)
144,850
4,761 XOMA Corp.
(a)
94,077
28,100 ZIOPHARM Oncology, Inc.
(a)
92,168
9,084,743
Materials & Processing - 10.7%
7,610 AdvanSix, Inc.
(a)
89,341
6,560 Apogee Enterprises, Inc. 151,142
23,900 Armstrong Flooring, Inc.
(a)
71,461
24,279 BlueLinx Holdings, Inc.
(a)
208,071
4,690 Chase Corp. 480,725
2,500 Clearwater Paper Corp.
(a)
90,325
7,200 Eldorado Gold Corp.
(a)
69,840
5,700 Griffon Corp. 105,564
1,700 Hawkins, Inc. 72,386
23,288 Insteel Industries, Inc. 444,102
4,700 Koppers Holdings, Inc.
(a)
88,548
3,900 Kraton Corp.
(a)
67,392
4,800 L B Foster Co., Class A
(a)
61,296
50,939 Landec Corp.
(a)
405,475
2,600 Lawson Products, Inc.
(a)
83,876
1,928 Materion Corp. 118,553
29,652 Northern Technologies International Corp. 236,623
6,200 Northwest Pipe Co.
(a)
155,434
16,900 Orion Energy Systems, Inc.
(a)
58,474
20,041 Orion Engineered Carbons SA 212,234
24,800 Rayonier Advanced Materials, Inc.
(a)
69,688
21,900 TimkenSteel Corp.
(a)
85,191
14,886 UFP Technologies, Inc.
(a)
655,877
16,700 US Silica Holdings, Inc. 60,287
105,286 Venator Materials PLC
(a)
188,462
4,330,367
Shares Security Description Value
Producer Durables - 15.3%
5,493 Allied Motion Technologies, Inc. $ 193,903
13,060 Argan, Inc. 618,783
2,570 Barrett Business Services, Inc. 136,544
16,595 CIRCOR International, Inc.
(a)
422,841
15,875 Columbus McKinnon Corp. 531,019
23,966 Covenant Transportation Group, Inc.,
Class A
(a)
345,829
7,336 CRA International, Inc. 289,772
6,756 Cryoport, Inc.
(a)
204,369
20,800 DHT Holdings, Inc. 106,704
3,920 Ducommun, Inc.
(a)
136,690
19,400 Great Lakes Dredge & Dock Corp.
(a)
179,644
9,143 Harsco Corp.
(a)
123,522
82,167 Hill International, Inc.
(a)
124,894
25,934 IES Holdings, Inc.
(a)
600,891
1,492 Kornit Digital, Ltd.
(a)
79,643
5,499 Mobile Mini, Inc. 162,220
6,949 Patriot Transportation Holding, Inc. 58,789
40,251 Perceptron, Inc.
(a)
133,231
4,400 Powell Industries, Inc. 120,516
93,091 Radiant Logistics, Inc.
(a)
365,848
13,800 Sharps Compliance Corp.
(a)
97,014
3,384 Systemax, Inc. 69,507
37,871 The Hackett Group, Inc. 512,773
12,100 Titan Machinery, Inc.
(a)
131,406
13,300 TransAct Technologies, Inc. 60,914
3,400 Vectrus, Inc.
(a)
167,042
2,650 Vishay Precision Group, Inc.
(a)
65,137
2,500 VSE Corp. 78,475
50,700 Westport Fuel Systems, Inc.
(a)
62,868
6,180,788
Technology - 17.1%
11,980 ADTRAN, Inc. 130,940
16,360 Agilysys, Inc.
(a)
293,498
14,004 Airgain, Inc.
(a)
150,403
18,097 Akoustis Technologies, Inc.
(a)
150,024
2,349 Axcelis Technologies, Inc.
(a)
65,420
7,900 Calix, Inc.
(a)
117,710
16,400 Celestica, Inc.
(a)
112,012
5,293 Cerence, Inc.
(a)
216,166
3,200 CEVA, Inc.
(a)
119,744
6,600 ChannelAdvisor Corp.
(a)
104,544
26,225 Digital Turbine, Inc.
(a)
329,648
3,100 Domo, Inc.
(a)
99,727
33,428 eGain Corp.
(a)
371,385
2,588 EverQuote, Inc.
(a)
150,518
4,767 GAN, Ltd.
(a)
121,320
18,603 Ichor Holdings, Ltd.
(a)
494,468
1,700 Insight Enterprises, Inc.
(a)
83,640
6,373 Key Tronic Corp.
(a)
33,458
10,000 Kimball Electronics, Inc.
(a)
135,400
43,502 Limelight Networks, Inc.
(a)
320,175
3,680 LivePerson, Inc.
(a)
152,462
11,300 MagnaChip Semiconductor Corp.
(a)
116,390
7,900 Mitek Systems, Inc.
(a)
75,919
36,773 MiX Telematics, Ltd., ADR 317,351
22,880 NeoPhotonics Corp.
(a)
203,174
4,248 Onto Innovation, Inc.
(a)
144,602
2,823 Perficient, Inc.
(a)
101,007
42,644 Photronics, Inc.
(a)
474,628
12,124 QAD, Inc., Class A 500,479
6,003 Radware, Ltd.
(a)
141,611
9,614 Red Violet, Inc.
(a)
169,591

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2020

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
Shares Security Description Value
Technology - 17.1% (continued)
28,400 SeaChange International, Inc.
(a)
$ 42,884
5,726 ShotSpotter, Inc.
(a)
144,295
2,800 SMART Global Holdings, Inc.
(a)
76,104
5,449 Smith & Wesson Brands, Inc.
(a)
117,263
13,800 Smith Micro Software, Inc.
(a)
61,548
7,363 TESSCO Technologies, Inc. 40,497
4,900 Ultra Clean Holdings, Inc.
(a)
110,887
2,282 Upland Software, Inc.
(a)
79,322
7,900 Veeco Instruments, Inc.
(a)
106,571
4,275 Virtusa Corp.
(a)
138,809
6,915,594
Utilities - 0.5%
1,100 Anterix, Inc.
(a)
49,874
1,324 Boingo Wireless, Inc.
(a)
17,636
1,000 Middlesex Water Co. 67,180
1,400 Unitil Corp. 62,748
197,438
Total Common Stock (Cost $38,643,148) 39,152,828
Shares Security Description Value
Money Market Fund - 2.7%
1,075,976 BlackRock Liquidity Funds FedFund
Portfolio, Institutional Shares, 0.09%
(b)
(Cost $1,075,976) 1,075,976
Investments, at value - 99.4% (Cost $39,719,124) $ 40,228,804
Other Assets & Liabilities, Net - 0.6% 254,484
Net Assets - 100.0% $ 40,483,288
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 39,152,828
Level 2 - Other Significant Observable Inputs 1,075,976
Level 3 - Significant Unobservable Inputs –
Total $ 40,228,804
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Communications 0.7%
Consumer Discretionary 10.9%
Consumer Staples 0.9%
Energy 2.8%
Financial Services 15.5%
Health Care 22.6%
Materials & Processing 10.8%
Producer Durables 15.4%
Technology 17.2%
Utilities 0.5%
Money Market Fund 2.7%
100.0%

ACUITAS US MICROCAP FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020

See Notes to Financial Statements.
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.
ASSETS
Investments, at value (Cost $39,719,124) $ 40,228,804
Receivables:
Fund shares sold 2,695
Investment securities sold 7,360,064
Dividends 26,581
From investment adviser 8,033
Prepaid expenses 27,242
Total Assets
47,653,419
LIABILITIES
Payables:
Investment securities purchased 7,101,959
Fund shares redeemed 14,019
Accrued Liabilities:
Fund services fees 12,399
Other expenses 41,754
Total Liabilities
7,170,131
NET ASSETS
$ 40,483,288
COMPONENTS OF NET ASSETS
Paid-in capital $ 54,474,067
Distributable earnings (13,990,779)
NET ASSETS
$ 40,483,288
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 4,623,539
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares (based on net assets of $40,483,288) $ 8.76

ACUITAS US MICROCAP FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2020

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $5,121) $ 802,969
Total Investment Income
802,969
EXPENSES
Investment adviser fees 916,071
Fund services fees 184,124
Shareholder service fees 64,774
Custodian fees 25,403
Registration fees 20,036
Professional fees 45,664
Trustees' fees and expenses 13,102
Other expenses 63,693
Total Expenses 1,332,867
Fees waived
(220,709)
Net Expenses
1,112,158
NET INVESTMENT LOSS
(309,189)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
(11,493,318)
Foreign currency transactions
41
Net realized loss
(11,493,277)
Net change in unrealized appreciation (depreciation) on:
Investments
(2,702,789)
Foreign currency translations
(9)
Net change in unrealized appreciation (depreciation)
(2,702,798)
NET REALIZED AND UNREALIZED LOSS
(14,196,075)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (14,505,264)

ACUITAS US MICROCAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended June 30,
2020 2019
OPERATIONS
Net investment loss $ (309,189) $ (721,019)
Net realized gain (loss) (11,493,277) 6,624,145
Net change in unrealized appreciation (depreciation) (2,702,798) (17,327,014)
Decrease in Net Assets Resulting from Operations
(14,505,264) (11,423,888)
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares (76,614) (16,940,075)
Total Distributions Paid
(76,614) (16,940,075)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 10,600,855 17,861,183
Reinvestment of distributions:
Institutional Shares 76,603 16,893,918
Redemption of shares:
Institutional Shares
(33,277,864) (37,069,514)
Redemption fees:
Institutional Shares
2,453 2,330
Decrease in Net Assets from Capital Share Transactions
(22,597,953) (2,312,083)
Decrease in Net Assets
(37,179,831) (30,676,046)
NET ASSETS
Beginning of Year
77,663,119 108,339,165
End of Year
$ 40,483,288 $ 77,663,119
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 1,230,179 1,699,846
Reinvestment of distributions:
Institutional Shares 7,073 1,799,139
Redemption of shares:
Institutional Shares
(4,343,714) (3,412,468)
Increase (Decrease) in Shares
(3,106,462) 86,517

ACUITAS US MICROCAP FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2020 2019 2018 2017 2016
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 10.05 $ 14.17 $ 12.57 $ 10.38 $ 11.27
INVESTMENT OPERATIONS
Net investment loss (a) (0.05) (0.09) (0.12) (0.09) (0.08)
Net realized and unrealized gain (loss)
(1.23) (1.46) 2.19 2.39 (0.41)
Total from Investment Operations
(1.28) (1.55) 2.07 2.30 (0.49)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(0.01) (2.57) (0.47) (0.11) (0.40)
Total Distributions to Shareholders
(0.01) (2.57) (0.47) (0.11) (0.40)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 8.76 $ 10.05 $ 14.17 $ 12.57 $ 10.38
TOTAL RETURN
(12.75)% (9.68)% 16.77% 22.21% (4.27)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 40,483 $ 77,663 $ 108,339 $ 87,690 $ 66,156
Ratios to Average Net Assets:
Net investment loss (0.47)% (0.78)% (0.91)% (0.78)% (0.80)%
Net expenses 1.70% 1.70% 1.70% 1.70% 1.70%
Gross expenses (c) 2.03% 1.87% 1.80% 1.86% 2.04%
PORTFOLIO TURNOVER RATE 74% 108% 48% 50% 52%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

Organization
The Acuitas US Microcap Fund (the “Fund”) is a diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. As of June 30, 2020, Investor Shares had not commenced operations. The Fund seeks capital appreciation. The Fund commenced operations on July 18, 2014.
Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the“Board”) if
(1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2020, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2020, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of
1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in
Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Fees and Expenses
Investment Adviser – Acuitas Investments, LLC (the “Adviser”) is the investment Adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.25% of the Fund’s average daily net assets. Prior to June 30, 2020, the Adviser received an advisory fee from the Fund at an annual rate of 1.40%.
The sub-advisory fee, calculated as a percentage of the Fund’s average daily net assets managed by the subadviser, is paid by the
Adviser.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund has adopted a Distribution
Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC
(d/b/a Apex Fund Services) (“Apex”) or their affiliates. Currently, Investor Shares are not offered for sale, therefore the Fund is not currently paying 12b-1 fees.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the
Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent
Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fees and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses)
of Institutional Shares to 1.50% and Investor Shares to 1.75% through November 1, 2020. Other fund service providers have voluntarily agreed to waive a portion of their fees. Voluntary fee waivers may be reduced or eliminated at any time. For the year ended June 30, 2020, the fees waived and/or reimbursed expenses were as follows:
* Prior to November 1, 2019, the Adviser had contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total Annual Fund Operation Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.70% and 1.95%
for Institutional and Investor Shares, respectively.
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of ( i ) the then-
current expense cap and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of June 30, 2020,
$419,635 is subject to recapture by the Adviser. Other waivers are not eligible for recoupment.
Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended June 30, 2020, totaled $46,690,755 and $69,005,972, respectively.
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived
and Expenses
Reimbursed
Acuitas US Microcap Fund* $ 200,668 $ 20,041 $ 220,709

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

Federal Income Tax
As of June 30, 2020, the cost for federal income tax purposes is and the components of net unrealized depreciation consists of:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of June 30, 2020, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to investments in equity return of capital, real estate investment trusts, late year ordinary losses and wash sales.
For tax purposes, the deferred late year ordinary loss was $103,475 for the Fund (realized during the period January 1, 2020 through
June 30, 2020). This loss will be recognized for tax purposes on the first business day of the Fund’s current fiscal year, July 1, 2020.
As of June 30, 2020, the Acuitas US Microcap Fund had $8,186,432 of available short-term capital loss carryforwards and $4,027,078 of available long-term capital loss carryforwards that have no expiration date.
On the Statements of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended June 30, 2020. The following reclassifications were the result of unused net investment losses and taxable distributions in excess of earnings and have no impact on the net assets of the Fund.
Subsequent Events
Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the Fund's investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Tax Cost of Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Depreciation
Acuitas US Microcap Fund $ 41,902,598 $ 3,273,741 $ (4,947,535) $ (1,673,794)
Ordinary Income Long-Term Capital Gain Total
Acuitas US Microcap Fund
2020 $ – $ 76,614 $ 76,614
2019 335,697 16,604,378 16,940,075
Capital and Other
Losses
Unrealized
Depreciation Total
Acuitas US Microcap Fund $ (12,316,985) $ (1,673,794) $ (13,990,779)
Distributable
Earnings Paid-in-Capital
Acuitas US Microcap Fund $ 638,645 $ (638,645)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds II
and the Shareholders of Acuitas US Microcap Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Acuitas US Microcap Fund, a series of shares of beneficial interest in Forum Funds II (the “ Fund ” ), including the schedule of investments, as of June 30, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the
“ financial statements ” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of June 30, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the
Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) ( “ PCAOB ” ) and are required to be independent with respect to the Fund in accordance with the
U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.
As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020 by correspondence with the custodian, brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds II since 2013.
Philadelphia, Pennsylvania
August 21 , 2020

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2020

Investment Advisory Agreement Approval
Acuitas US Microcap Fund (“Microcap Fund”) (the “Fund”)
At the June 24, 2020 Board meeting (the “June meeting”), the Board, including the Independent Trustees, met via videoconference and considered the approval of the continuance of the investment advisory agreement between Acuitas Investments, LLC (the
“Adviser”) and the Trust pertaining to the Fund (the “Advisory Agreement”) and the subadvisory agreements between the
Adviser and each of AltraVue Capital, LLC; ClariVest Asset Management, LLC; and Meros Investment Management, L.P. (each a
“Subadviser”) (the “Subadvisory Agreements”).
In preparation for the June meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from the Adviser and each Subadviser to a letter circulated on the Board’s behalf concerning the personnel, operations, financial condition, performance, and services provided to the Fund by the Adviser and each of the respective Subadvisers. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and, as
necessary, with the Trust’s administrator. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the June meeting, the Board reviewed, among other matters, the topics discussed below.
Nature, Extent and Quality of Services
Based on written materials received and the presentation from senior representatives of the Adviser regarding the personnel, operations, and financial condition of the Adviser and each Subadviser, the Board considered the quality of services provided by the Adviser under the Advisory Agreement and by each Subadviser under the respective Subadvisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser and each Subadviser with principal responsibility for the Fund’s investments; the investment philosophy and decision-making process of the Adviser’s and Subadvisers’ investment professionals; the quality of the Adviser’s and Subadvisers’ services with respect to regulatory compliance; and the Adviser’s and each Subadviser’s representations that each firm is in stable financial condition to allow each firm to provide quality advisory services to the Fund.
The Board also considered the Adviser’s analysis of and recommendation to approve the continuance of the Subadvisory Agreements with the Subadvisers. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the Advisory Agreement and by each Subadviser under the respective Subadvisory Agreements.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, including the investment objective and strategy of the Fund and the Adviser’s discussion of the performance of each of the Subadvisers, the Board reviewed the performance of the Fund compared to its primary benchmark. The Board observed that the Fund underperformed its primary benchmark index, the Russell Microcap Index, for the one-, three-, and five-year periods ended March 31, 2020, and for the period since the Fund’s inception on July 18, 2014. The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Broadridge Financial Solutions, Inc. (“Broadridge”) believed to have characteristics similar to those of the Fund. Based on information presented by Broadridge, the Board observed that the Fund underperformed the median of the
Broadridge peers for the one-, three-, and five-year periods ended March 31, 2020.
The Board noted the Adviser’s representation that the Fund’s relative underperformance could be attributed, in part, to the Fund’s stock selection. The Board also noted the Adviser’s representation that the Broadridge peer group was not an optimal representation of the Fund’s investment strategy from a performance comparison standpoint because many of the funds within the Broadridge peer group operate within the small cap universe, whereas the Fund places a larger emphasis on microcap investments. At the request of the Adviser, the Board reviewed performance of the Fund compared to the performance of a peer group of funds identified by the
Adviser as being a more optimal comparison to the Fund (the “Comparable Funds”). The Board observed that the Fund outperformed the average of the Comparable Funds for the one- and three-year periods ended March 31, 2020 and that the Fund’s performance was more closely aligned with the performance of the Fund’s Comparable Funds than the performance of the Broadridge peers.

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2020

The Board also evaluated the Adviser's assessment of each Subadviser’s performance. The Board acknowledged the Adviser’s representation that the different Subadvisers could be expected to achieve different performance results in light of the differences in their strategies, allocated assets, and market environment. In this regard, the Board noted that the Adviser emphasized its responsibility for allocating each Fund’s assets among Subadvisers on an ongoing basis in order to achieve the applicable Fund’s investment objective. In view of the respective roles of the Adviser and Subadvisers, the Board determined that it was appropriate to evaluate the individual performance achieved by each Subadviser as it contributed to the performance of the Fund as a whole. Based on the foregoing, among other applicable considerations, the Board concluded that the Fund and its shareholders could benefit from the Adviser’s management under the Advisory Agreement.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the Fund’s Broadridge peers. The Board noted that, based on the information provided by Broadridge, the actual advisory fee rate and actual total expense ratio for the Fund were each higher than the median of its Broadridge peers. The Board noted the Adviser’s representation that the Fund’s Broadridge peers are heavily weighted toward small cap managers, which offer lower fees than microcap managers, which could account for some of the variance in the fee and expense comparison. The Board also noted the Adviser’s representation that the Broadridge comparison did not account for a recent reduction to the contractual management fee and expense cap for the Fund, which would go into effect on
June 30, 2020, and that if the recent reductions to the management fee and expense cap had been factored into the Broadridge peer comparison, the Fund’s actual advisory fee rate and actual total expense ratio would still have exceeded the median of the
Broadridge peers but would have compared more favorably. Finally, the Board noted the Adviser’s representation that many of the funds listed in the respective Broadridge peer groups did not operate pursuant to a multi-manager structure and that, unlike the peers in the Broadridge peer group, the Adviser paid each of the Subadvisers directly from the advisory fee paid to the Adviser such that the fees and expenses of the Broadridge peers were not directly comparable. The Board also noted the Adviser’s representation that the total expense ratio for the Fund was equal to the average expense ratio of the Comparable Funds. Based on the foregoing and other relevant considerations, the Board concluded that the Adviser’s advisory fee rate charged to the Fund appeared to be reasonable in light of the nature, extent and quality of services provided by the Adviser.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the
Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the aggregate costs and profitability of its mutual fund activity, including the percentage and amount of the Adviser’s fee that the
Adviser retained and the percentage and amount of the Adviser’s fee that was paid to the Subadvisers. The Board noted that the
Adviser does not maintain separate profit and loss data by account, making it difficult to assess costs incurred specific to providing services to the Fund. The Board did note the Adviser’s representation that the operation of the Fund was more complex from a compliance and oversight perspective and drew more resources than the firm’s other business. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Fund were reasonable in light of the nature, extent and quality of the services provided by the Adviser. The Board also noted the Adviser’s representation that the
Adviser continues to pay its subadvisers directly from the Adviser’s advisory fees and that the Adviser continued to subsidize the operation of the Fund by waiving its advisory fee and reimbursing expenses to the extent necessary to keep the Fund’s total expense ratios at competitive levels.
The Board did not consider information regarding the costs of services provided or profits realized by the Subadvisers from their relationships with the Fund, noting instead the arms-length nature of the relationship between the Adviser and each Subadviser with respect to the negotiation of the subadvisory fee rate on behalf of the Fund and that the Adviser, and not the Fund, was responsible for paying the subadvisory fee due under each Subadvisory Agreement.
Economies of Scale
The Board considered whether the Fund was benefitting, or may benefit in the future, from any economies of scale. In this respect, the Board noted the Adviser’s representation that the Fund was benefitting from expenses subsidized by the Adviser. The Board noted the Adviser’s representation that, although the Fund could benefit from economies of scale as assets grow, the Adviser

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2020

believed that economies of scale had not been achieved at current asset levels. The Board also considered whether the Fund would benefit from any economies of scale with respect to the Subadvisory Agreements. In this respect, the Board noted that there were no breakpoints in the Subadvisory Agreements and that such breakpoints were likely to benefit the Adviser, rather than the Fund, because the Adviser pays the subadvisory fees directly from the Adviser’s advisory fee. Based on the foregoing information and other applicable factors, and in light of the size of the Fund, the Board concluded that the asset level of the Fund was not consistent with the existence of economies of scale and that economies of scale were not a material factor in approving the continuation of the
Advisory Agreement or Subadvisory Agreements.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation and other relevant considerations, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. In addition, various materials provided to and discussed with the Board throughout the year, including with respect to performance and compliance, also informed the Board’s decision. In light of the fact that the Fund is a multi-manager
Fund, however, for which the Adviser identifies Subadvisers whose strategies it seeks to combine to achieve the Fund’s investment objective, when considering the renewal of the Subadvisory Agreements, the Board gave significant weight to the Adviser’s recommendation that the Subadvisory Agreements be renewed and to the Adviser’s representation that the reappointment of the
Subadvisers would positively contribute to the Adviser’s successful execution of the Fund’s overall strategy. The Board reviewed a memorandum from Independent Legal Counsel discussing the legal standards applicable to its consideration of the Advisory
Agreement and each Subadvisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board, in the exercise of its reasonable business judgment, approved the continuation of the Advisory Agreement and each
Subadvisory Agreement.
Acuitas US Microcap Fund (the “Fund”) – Granahan Investment Management, Inc.
At the June 24, 2020 Board meeting (the “June meeting”), the Board, including the Independent Trustees, met via videoconference and considered the approval of a new investment subadvisory agreement between Acuitas Investments, LLC (“Adviser”) and
Granahan Investment Management, Inc. (“Subadviser”) pertaining to the Fund (the “Subadvisory Agreement”). The Subadvisory
Agreement was being considered in connection with the anticipated termination of a subadvisory agreement between the Adviser and Falcon Point Capital, LLC. In preparation for its deliberations, the Board requested and reviewed written responses from the
Subadviser to a letter circulated on the Board’s behalf concerning the personnel, operations, financial condition, performance, compensation, and services to be provided by the Subadvisers, and also a memorandum from the Adviser summarizing the due diligence process the Adviser employed in making their recommendation to the Board to approve the Subadviser to manage a portion of the Fund (the “Sleeve”). The Board also discussed the materials with fund and trustee counsel and, as necessary, with the
Trust's administrator. During its deliberations, the Board received an oral presentation from the Adviser and Subadviser and was assisted by the advice of fund and trustee counsel.
Nature, Extent and Quality of Services
The Board received a presentation from senior representatives of the Subadviser and the Adviser and discussed the Subadviser’s personnel, operations and financial condition. In this context, the Board considered the adequacy of the Subadviser’s resources and the quality of services to be provided by the Subadviser under the Subadvisory Agreement. The Board reviewed information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Subadviser who would have responsibility for the Sleeve. The Board considered the investment philosophy and decision-making processes of those professionals and the capability and integrity of the Subadviser’s senior management and staff. The Board also evaluated the anticipated quality of the Subadviser’s services with respect to regulatory compliance and compliance with client investment policies and restrictions. In addition, the Board took into consideration the Adviser’s recommendation with respect to the Subadviser. The

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2020

Board noted the Subadviser’s representation that it is financially stable and able to provide investment advisory services to the Fund.
The Board concluded that, overall, it was satisfied with the nature, extent, and quality of services to be provided to the Fund by the
Subadviser under the Subadvisory Agreement.
Costs of Services and Profitability
The Board noted that the Adviser, and not the Fund, was responsible for paying the subadvisory fees due under the Subadvisory
Agreement. The Board considered information regarding the costs of services provided or profits to be realized by the Subadviser from its relationship with the Fund, but emphasized the arm’s-length nature of the relationship between the Adviser and the
Subadviser with respect to the negotiation of the subadvisory fee rate that would apply. The Board concluded that the Subadviser’s profitability was not a material factor in determining whether or not to approve the Subadvisory Agreement.
Performance
Recognizing that the Subadviser had not yet managed any portion of the Fund, the Board evaluated the Adviser’s assessment of the Subadviser’s historical performance in managing other investment strategies with similar investment processes to the one to be employed for the Sleeve, noting the Adviser had expressed satisfaction with the performance of the Subadviser and that the Adviser had recommended the approval of the Subadvisory Agreement. Based on the Adviser’s evaluation of the Subadviser’s performance and other relevant facts and circumstances, the Board concluded that the Subadviser’s management of the Sleeve could benefit the
Fund and its shareholders.
Compensation
The Board reviewed the Subadviser’s proposed compensation for providing subadvisory services to the Fund and noted that the total advisory fee paid by the Fund would not change because the subadvisory fees are paid by the Adviser and not the Fund. The Board thus did not focus on information regarding the proposed compensation to be paid to the Subadviser as a result of its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Adviser and the Subadviser with respect to the negotiation of the subadvisory fee rate that would apply to the Subadviser. The Board did note, however, that the compensation to be received by the Subadviser under the Subadvisory Agreement would be the same as the subadvisory fee received by Falcon Point.
As a result, the Board concluded that the proposed compensation for providing subadvisory services to the Fund was not a material factor in considering the approval of the Subadvisory Agreement.
Economies of Scale
The Board considered whether the Fund would benefit from any economies of scale with respect to the Subadvisory Agreement. The
Board noted that because the Adviser, and not the Fund, pays the subadvisory fee, the Fund would not benefit from any economies of scale in the form of breakpoints in the subadvisory fee rate. Based on the foregoing information and other materials presented, the Board concluded that economies of scale were not a material factor in approving the Subadvisory Agreement.
Other Benefits
The Board noted the Subadviser’s representation that, aside from its contractual subadvisory fees, it does not benefit in a material way from its relationship with the Fund. As a result, other benefits accrued by the Subadviser were not a material factor in approving the Subadvisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors; however, in light of the fact that the Fund is a multi-manager Fund for which the Adviser identifies subadvisers whose strategies it seeks to combine to achieve the Fund’s investment objective, the Board gave significant weight to the Adviser’s recommendation that the Subadviser be appointed as a subadviser to the Fund and to the Adviser’s representation that the appointment of the Subadviser would positively contribute to the Adviser successfully executing the overall strategy of the Fund. Based on its review, including consideration of each of the factors referenced above, the Board (including a majority of the Independent Trustees) determined, in the exercise of its reasonable business judgment, that the subadvisory arrangement, as

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2020

outlined in the Subadvisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred by the Fund and such other matters as the Board considered relevant.
Acuitas US Microcap Fund (the “Fund”) – Tieton Capital Management, LLC
At the June 24, 2020 Board meeting (the “June meeting”), the Board, including the Independent Trustees, met via videoconference and considered the approval of a new investment subadvisory agreement between Acuitas Investments, LLC (“Adviser”) and Tieton
Capital Management, LLC (“Subadviser”) pertaining to the Fund (the “Subadvisory Agreement”). The Subadvisory Agreement was
being considered in connection with the anticipated termination of a subadvisory agreement between the Adviser and Falcon Point
Capital, LLC. In preparation for its deliberations, the Board requested and reviewed written responses from the Subadviser to a letter circulated on the Board’s behalf concerning the personnel, operations, financial condition, performance, compensation, and services to be provided by the Subadvisers, and also a memorandum from the Adviser summarizing the due diligence process the
Adviser employed in making their recommendation to the Board to approve the Subadviser to manage a portion of the Fund (the
“Sleeve”). The Board also discussed the materials with fund and trustee counsel and, as necessary, with the Trust's administrator.
During its deliberations, the Board received an oral presentation from the Adviser and Subadviser and was assisted by the advice of fund and trustee counsel.
Nature, Extent and Quality of Services
The Board received a presentation from senior representatives of the Subadviser and the Adviser and discussed the Subadviser’s personnel, operations and financial condition. In this context, the Board considered the adequacy of the Subadviser’s resources and the quality of services to be provided by the Subadviser under the Subadvisory Agreement. The Board reviewed information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Subadviser who would have responsibility for the Sleeve. The Board considered the investment philosophy and decision-making processes of those professionals and the capability and integrity of the Subadviser’s senior management and staff. The Board also evaluated the anticipated quality of the Subadviser’s services with respect to regulatory compliance and compliance with client investment policies and restrictions. In addition, the Board took into consideration the Adviser’s recommendation with respect to the Subadviser. The
Board noted the Subadviser’s representation that it is financially stable and able to provide investment advisory services to the Fund.
The Board concluded that, overall, it was satisfied with the nature, extent, and quality of services to be provided to the Fund by the
Subadviser under the Subadvisory Agreement.
Costs of Services and Profitability
The Board noted that the Adviser, and not the Fund, was responsible for paying the subadvisory fees due under the Subadvisory
Agreement. The Board considered information regarding the costs of services provided or profits to be realized by the Subadviser from its relationship with the Fund, but emphasized the arm’s-length nature of the relationship between the Adviser and the
Subadviser with respect to the negotiation of the subadvisory fee rate that would apply. The Board concluded that the Subadviser’s profitability was not a material factor in determining whether or not to approve the Subadvisory Agreement.
Performance
Recognizing that the Subadviser had not yet managed any portion of the Fund, the Board evaluated the Adviser’s assessment of the Subadviser’s historical performance in managing other investment accounts with similar investment strategies to the one to be employed for the Sleeve, noting the Adviser had expressed satisfaction with the performance of the Subadviser and that the Adviser had recommended the approval of the Subadvisory Agreement. Based on the Adviser’s evaluation of the Subadviser’s performance and other relevant facts and circumstances, the Board concluded that the Subadviser’s management of the Sleeve could benefit the
Fund and its shareholders.
Compensation
The Board reviewed the Subadviser’s proposed compensation for providing subadvisory services to the Fund and noted that the total advisory fee paid by the Fund would not change because the subadvisory fees are paid by the Adviser and not the Fund. The Board thus did not focus on information regarding the proposed compensation to be paid to the Subadviser as a result of its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Adviser and the Subadviser with respect to the

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2020

negotiation of the subadvisory fee rate that would apply to the Subadviser. The Board did note, however, that the compensation to be received by the Subadviser under the Subadvisory Agreement would be the same as the subadvisory fee received by Falcon Point.
As a result, the Board concluded that the proposed compensation for providing subadvisory services to the Fund was not a material factor in considering the approval of the Subadvisory Agreement.
Economies of Scale
The Board considered whether the Fund would benefit from any economies of scale with respect to the Subadvisory Agreement. The
Board noted that because the Adviser, and not the Fund, pays the subadvisory fee, the Fund would not benefit from any economies of scale in the form of breakpoints in the subadvisory fee rate. Based on the foregoing information and other materials presented, the Board concluded that economies of scale were not a material factor in approving the Subadvisory Agreement.
Other Benefits
The Board noted the Subadviser’s representation that, aside from its contractual subadvisory fees, it does not benefit in a material way from its relationship with the Fund. As a result, other benefits accrued by the Subadviser were not a material factor in approving the Subadvisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors; however, in light of the fact that the Fund is a multi-manager Fund for which the Adviser identifies subadvisers whose strategies it seeks to combine to achieve the Fund’s investment objective, the Board gave significant weight to the Adviser’s recommendation that the Subadviser be appointed as a subadviser to the Fund and to the Adviser’s representation that the appointment of the Subadviser would positively contribute to the Adviser successfully executing the overall strategy of the Fund. Based on its review, including consideration of each of the factors referenced above, the Board (including a majority of the Independent Trustees) determined, in the exercise of its reasonable business judgment, that the subadvisory arrangement, as outlined in the Subadvisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred by the Fund and such other matters as the Board considered relevant.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (844) 805-5628 and on the U.S. Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge and upon request, by calling (844) 805-5628 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov or may be reviewed and copied at the
SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January
1, 2020 through June 30, 2020.

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2020

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Federal Tax Status of Dividends Declared during the Fiscal Year
Pursuant to Section 852(b)(3) of the Internal Revenue Code, Acuitas US Microcap Fund designated $76,614 as long-term capital gain dividends.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the
Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite
600, Portland, Maine 04101. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (844) 805-5628.
Beginning
Account Value
January 1, 2020
Ending
Account Value
June 30, 2020
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Acuitas US Microcap Fund
Actual $ 1,000.00 $ 794.92 $ 7.59 1.70%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,016.41 $ 8.52 1.70%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 366 to reflect the half-year period.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in Fund
Complex
Overseen
By Trustee
Other
Directorships
Held By
Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Chairman of the
Board; Trustee;
Chairman,
Nominating
Committee and
Qualified Legal
Compliance
Committee
Since 2013 Director, Blue Sky Experience (a
charitable endeavor), since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm), 1998-
2008.
1 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2020

(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in Fund
Complex
Overseen
By Trustee
Other
Directorships
Held By
Trustee During
Past Five Years
Mark D. Moyer
Born: 1959
Trustee; Chairman
Audit Committee
Since 2013 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy), since 2017;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017.
1 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Jennifer
Brown-Strabley
Born: 1964
Trustee Since 2013 Principal, Portland Global Advisors (a
registered investment adviser), 1996-
2010.
1 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2019 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
1 Trustee, Forum
Funds, Trustee, U.S.
Global Investors
Funds.
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019;
Senior Vice President, Atlantic Fund Services
2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary and Anti-
Money Laundering Compliance
Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Timothy Bowden
Born: 1969
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2008-2019.
Michael J. McKeen
Born: 1971
Vice President Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Todd Proulx
Born: 1978
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.

220-ANR-0620
FOR MORE INFORMATION
Investment Adviser
Acuitas Investments, LLC
520 Pike Street, Suite 1221
Seattle, WA 98101
www.acuitasinvestments.com
Transfer Agent
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.theapexgroup.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
Acuitas US Microcap Fund
P.O. Box 588
Portland, ME 04112
(844) 805-5628
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds II (the “Registrant”) has adopted         a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)        There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)       There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)        Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $31,500 in 2019 and $13,400 in 2020.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2019 and $0 in 2020.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $6,000 in 2019 and $6,000 in 2020.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs  (a) through (c) of this Item, were $0 in 2019 and $0 in 2020.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2019 and $0 in 2020.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	August 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	August 24, 2020

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 24, 2020